UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Municipal 2018 Term Trust (BPK)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—153.7%
		Alabama—2.9%
$1,000		Courtland Indl. Dev. Brd., Indl. RB, Intl.
		Paper Co. Proj., Ser. A, 4.75%, 5/01/17	$999,200
5,845		Huntsville Hlth. Care Auth., Hlth., Hosp. &
		Nursing Home RB, Ser. A, 5.625%,
		6/01/22	6,122,988
			7,122,188
		California—7.2%
1,750	[1]	Agua Caliente Band of Cahuilla Indians,
		Casino Parimutuel Betting RB, 5.60%,
		7/01/13	1,800,505
1,100	[2]	City of Lincoln, Pub. Impvts. ST, 5.90%,
		9/01/13	1,248,522
5,425		Clovis Unified Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. A, Zero
		Coupon, 8/01/21, FGIC	2,938,071
		Poll. Ctrl. Fing. Auth.,
6,500	[3]	Rec. Recovery Impvts. RB, Chemical
		Wst. Mgmt., Inc. Proj., Ser. C, 5.125%,
		11/01/23, AMT	6,432,985
5,000	[3]	Rec. Recovery RB, Republic Svcs., Inc.
		Proj., Ser. C, 5.25%, 6/01/23, AMT	5,143,000
			17,563,083
		Colorado—4.3%
5,000		Hsg. & Fin. Auth., Rec. Recovery Misc. RB,
		Wst. Mgmt., Inc. Proj., 5.70%, 7/01/18,
		AMT	5,330,100
5,010		Pk. Creek Met. Dist., Misc. RB, Sr. Ltd.
		Ppty. Misc. Tax Proj., 5.25%, 12/01/20	5,214,007
			10,544,107
		Connecticut—1.5%
3,750	[1]	Mashantucket Western Pequot Tribe,
		Recreational RB, Ser. B, 5.75%, 9/01/18	3,797,400
		Florida—7.4%
2,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA,
		Ser. B, 5.875%, 5/01/14	1,975,740
90		Live Oak Cmnty. Dev. Dist. No. 1, Pub.
		Impvts. SA, Ser. B, 5.30%, 5/01/08	90,128
4,515		Miami Beach Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Mt. Sinai
		Med. Ctr. Proj., 6.75%, 11/15/21	4,983,702
1,170		Pine Island Cmnty. Dev. Dist., Pub. Impvts.
		Misc. RB, 5.30%, 11/01/10	1,170,164
2,870		Stevens Plantation Cmnty. Dev. Dist., Pub.
		Impvts. SA, Ser. B, 6.375%, 5/01/13	2,903,808
5,410		Vlg. Ctr. Cmnty. Dev. Dist., Recreational
		Fac. Impvts. RB, Ser. B, 5.875%, 1/01/15	5,436,022
1,400		Westchester Cmnty. Dev. Dist. No. 1, Pub.
		Impvts. SA, 6.00%, 5/01/23	1,415,064
			17,974,628
		Illinois—25.2%
1,825	[1,3]	Centerpoint Intermodal Ctr. Prog. Trust TA,
		Ser. A, 8.00%, 6/15/23	1,826,588
		Chicago O'Hare Intl. Arpt., Port, Arpt. &
		Marina RB,
5,000		Ser. A, 5.00%, 1/01/19, AMBAC	5,283,550
8,000		Ser. A, 5.00%, 1/01/20, AMBAC	8,413,680
5,000		Ser. A, 5.75%, 1/01/18, MBIA, AMT	5,271,050
5,980	[2]	Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
		Edl. Adv. Fund Univ. Ctr. Proj., 6.00%,
		5/01/12	6,630,265
Principal
Amount
(000)		Description	Value
		Illinois— (cont'd)
		Fin. Auth.,
$12,500	[2]	Cash Flow Mgmt. Hlth., Hosp. & Nursing
		Home RB, Adventist Hlth. Sys./Sunbelt
		Oblig. Proj., 5.50%, 11/15/09	$13,106,125
2,750		Univ. & Coll. Impvts. RB, MJH Ed. Asst.
		Living Proj., Ser. A, 5.50%, 6/01/19	2,680,480
5,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing
		Home RB, Elmhurst Mem. Hosp. Proj.,
		5.50%, 1/01/22	5,191,150
13,375	[2]	Kane & DuPage Cntys. Cmnty. Unit Sch.
		Dist. No. 303, Sch. Impvts. Ad Valorem
		Ppty. Tax GO, Ser. B, Zero Coupon,
		1/01/12, FSA	7,546,345
		Sports Facs. Auth., Recreational Fac.
		Impvts. Misc. Tax RB,
1,985[4]		5.39%, 6/15/20, AMBAC	1,872,173
1,885[4]		5.43%, 6/15/19, AMBAC	1,781,928
2,090[4]		5.43%, 6/15/21, AMBAC	1,968,425
			61,571,759
		Indiana—10.7%
13,970	[2]	Hlth. Fac. Fing. Auth., Hlth., Hosp. &
		Nursing Home Impvts. RB, Sisters of
		Saint Francis Hlth. Proj., 5.75%, 11/01/11	15,234,564
2,500		Indianapolis Arpt. Auth., Port, Arpt. &
		Marina RB, FedEx Corp. Proj., 5.10%,
		1/15/17, AMT	2,556,300
4,000		Petersburg, Indl. RB, Indianapolis Pwr. &
		Lt. Co. Proj., 5.75%, 8/01/21	4,085,640
4,215		Vincennes, Econ. Dev. RB, Southwest
		Indiana Regl. Youth Proj., 6.25%, 1/01/24	4,180,142
			26,056,646
		Kentucky—1.3%
3,195		Hsg. Corp., St. Sngl. Hsg. Local or Gtd.
		Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	3,106,499
		Louisiana—1.2%
2,825		Pub. Facs. Auth., Pub. Impvts. Misc. RB,
		Dept. of Pub. Safety Proj., 5.875%,
		6/15/14, MBIA	2,968,821
		Maryland—2.0%
4,949		Frederick Cnty., Pub. Impvts. ST, Urbana
		Cmnty. Dev. Auth. Proj., Ser. A, 5.80%,
		7/01/20	4,982,109
		Massachusetts—0.9%
2,000	[2]	Bay Transp. Auth., Trans. Impvts. Sales Tax
		RB, Ser. C, 5.00%, 7/01/18	2,173,340
		Michigan—3.8%
		Hosp. Fin. Auth., Hlth., Hosp. & Nursing
		Home RB,
3,500		Edward W. Sparrow Hosp. Proj., 4.50%,
		11/15/26	3,273,585
2,950	[2]	Henry Ford Hlth. Sys. Proj., Ser. A,
		6.00%, 11/15/09	3,123,018
1,000		Oakwood Healthcare Sys. Proj., 5.00%,
		7/15/18	1,044,030
		Pontiac Tax Incr. Fin. Auth. TA RB,
700		Dev. Area 2 Proj., 5.625%, 6/01/22, ACA	720,636
1,000		Dev. Area 3 Proj., 5.375%, 6/01/17, ACA	1,032,210
			9,193,479
		Mississippi—4.3%
9,000		Lowndes Cnty., Indl. RB, Weyerhaeuser Co.
		Proj., Ser. A, 6.80%, 4/01/22	10,404,270

 BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Multi-State—10.7%
$14,000	[1,5]	Charter Mac Equity Issuer Trust, Ser. A-3,
		6.80%, 10/01/52	$15,855,560
		Munimae TE Bond Subsidiary LLC,
6,000	[1]	Ser. B2, 5.20%, 6/30/49	6,085,860
4,000	[1]	Ser. D, 5.90%, 11/29/49	4,156,120
			26,097,540
		Nevada—2.9%
1,000		City of Henderson, Pub. Impvts. SA, Local
		Impvt. No. T-18 Proj., 5.15%, 9/01/21	966,780
5,000	[3]	Director of the St. of Nevada Dept. of Bus.
		& Ind., Rec. Recovery Impvts. RB,
		Republic Svcs., Inc. Proj., 5.625%,
		12/01/26, AMT	5,128,750
1,085		Las Vegas Spl. Dist. No. 809, Pub. Impvts.
		RB, Summerlin Area Proj., 5.35%,
		6/01/17	1,099,973
			7,195,503
		New Hampshire—6.4%
		Bus. Fin. Auth.,
6,000		Indl. RB, Pub. Svc. Co. Proj., Ser. B,
		4.75%, 5/01/21, MBIA, AMT	6,042,060
7,000		Rec. Recovery RB, Pub. Svc. Co. Proj.,
		Ser. C, 5.45%, 5/01/21, MBIA	7,482,440
2,025		Hlth. & Ed. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB, Exeter
		Hosp./Healthcare, Inc. Proj., 6.00%,
		10/01/24	2,166,041
			15,690,541
		New Jersey—13.3%
		Econ. Dev. Auth.,
8,500		Econ. Impvts. Misc. RB, Cigarette Tax
		Proj., 5.50%, 6/15/24	8,704,510
4,065	[3]	Port, Arpt. & Marina Impvts. RB, Contl.
		Airlines, Inc. Proj., 7.00%, 11/15/30,
		AMT	4,228,738
6,750	[3]	Port, Arpt. & Marina Impvts. RB, Contl.
		Airlines, Inc. Proj., 7.20%, 11/15/30,
		AMT	7,059,960
8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%,
		4/01/16	8,625,212
1,500		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. &
		Nursing Home RB, Atlanticare Regl.
		Med. Ctr. Proj., 5.00%, 7/01/20	1,553,805
2,500		Hsg. & Mtg. Fin. Agcy., St. Sngl. Fam. Hsg.
		Local or Gtd. Hsg. RB, Ser. T, 4.55%,
		10/01/22, AMT	2,403,650
			32,575,875
		New York—8.1%
7,500		City of New York, Pub. Impvts. Ad
		Valorem Ppty. Tax GO, 5.00%, 9/01/18	7,952,550
3,460	[3]	New York City Indl. Dev. Agcy., Port, Arpt.
		& Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj., 7.625%,
		8/01/25, AMT	3,921,460
7,500		Tobacco Settlement Fing. Auth., Hsg.
		Tobacco Settlement Funded RB, Ser. B1-
		C, 5.50%, 6/01/20	8,014,650
			19,888,660
		North Carolina—3.0%
3,140	[3]	Hsg. Fin. Agcy., Local or Gtd. Hsg. RB, Ser.
		28A, 4.65%, 7/01/23, AMT	3,050,918
Principal
Amount
(000)		Description	Value
		North Carolina—(cont’d)
$4,000		Wake Cnty. Indl. Facs. & Poll. Ctrl. Fing.
		Auth., Indl. RB, Carolina Pwr. & Lt. Co.
		Proj., 5.375%, 2/01/17	$4,204,920
			7,255,838
		Ohio—0.2%
500		Pinnacle Cmnty. Infrastructure Fing. Auth.,
		Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	513,920
		Oklahoma—1.2%
2,700	[3]	Tulsa Mun. Arpt. Trust, Port, Arpt. &
		Marina Impvts. RB, AMR Corp. Proj.,
		Ser. A, 7.75%, 6/01/35, AMT	3,000,942
		Pennsylvania—7.5%
2,000		Montgomery Cnty. Indl. Dev. Auth., Hlth.,
		Hosp. & Nursing Home RB, Whitemarsh
		Continuing Care Proj., 6.00%, 2/01/21	2,048,660
		Philadelphia Auth. for Indl. Dev., Indl.
		Impvts. RB,
5,000		Ser. B, 5.50%, 10/01/18, FSA	5,364,000
5,000		Ser. B, 5.50%, 10/01/19, FSA	5,364,000
		West Cornwall Twnshp. Mun. Auth., Univ.
		& Coll. Impvts. RB, Elizabethtown Coll.
		Proj.,
2,500	[2]	5.90%, 12/15/11	2,722,800
2,650	[2]	6.00%, 12/15/11	2,896,450
			18,395,910
		Puerto Rico—1.2%
2,665		Comnwlth., Pub. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. B, 5.25%, 7/01/17	2,849,978
		South Carolina—2.2%
5,000		Jobs-Econ. Dev. Auth., Hlth., Hosp. &
		Nursing Home RB, Palmetto Hlth.
		Alliance Proj., Ser. A, 6.125%, 8/01/23	5,297,100
		Tennessee—2.8%
12,000		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd.,
		Hlth., Hosp. & Nursing Home RB,
		Covenant Hlth. Proj., Ser. A, Zero
		Coupon, 1/01/19, FSA	6,791,760
		Texas—11.3%
2,000		Alliance Arpt. Auth., Indl. RB, FedEx Corp.
		Proj., 4.85%, 4/01/21, AMT	1,958,480
		Birdville Indpt. Sch. Dist., Ad Valorem
		Ppty. Tax GO,
1,615		Zero Coupon, 2/15/18, PSF	1,037,266
1,815		Zero Coupon, 2/15/19, PSF	1,106,025
2,625		Zero Coupon, 2/15/20, PSF	1,517,828
2,500		Zero Coupon, 2/15/21, PSF	1,371,100
10,010	[3]	Brazos River Auth., Rec. Recovery RB,
		TXU Energy Co. LLC Proj., Ser. C,
		5.75%, 5/01/36, AMT	9,967,357
		Dallas-Ft. Worth Intl. Arpt. Facs. Impvt.
		Corp., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.875%, 11/01/17, FGIC, AMT	5,290,450
5,000		Ser. A, 5.875%, 11/01/18, FGIC, AMT	5,290,450
			27,538,956
		Trust Territories—1.6%
4,000	[1]	San Manuel Entertainment Auth. RB, 2004
		Gaming Proj., Ser. C, 4.50%, 12/01/16	3,836,960
		Virginia—1.1%
2,750		Hsg. Dev. Auth., Local or Gtd. Hsg. RB,
		Ser. E-2, 4.375%, 10/01/19, AMT	2,669,920

 BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Wisconsin—7.5%
$1,990		Franklin, Rec. Recovery RB, Wst. Mgmt.,
		Inc. Proj., 4.95%, 4/01/16, AMT	$2,008,427
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. &
		Nursing Home RB,
4,560	[2]	Froedert & Cmnty. Proj., 5.375%,
		10/01/11	4,895,571
440		Froedert & Cmnty. Proj., 5.375%,
		10/01/21	467,971
10,000	[2]	Wheaton Franciscan Svcs. Proj., 6.25%,
		2/15/12	11,081,500
			18,453,469
		Total Long-Term Investments
		(cost $358,480,286)	375,511,201
Shares
(000)
		MONEY MARKET FUND—0.7%
1,600	[6,7]	Merrill Lynch Institutional Tax-Exempt
		Fund, 3.67% (cost $1,600,000)	1,600,000
Total Investments—154.4% (cost $360,080,2867)			$377,111,201
Other assets in excess of liabilities—2.0%			4,774,104
Preferred shares at redemption value, including dividends
payable—(56.4)%			(137,653,539)

Net Assets Applicable to Common Shareholders—100%			$244,231,766

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 15.3% of its net assets, with a current market value of $37,358,993, in securities restricted as to resale.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[4]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.

[5]

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt multi-family housing revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to their respective stated maturity, and is subject to mandatory redemption at maturity.

[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of September 30, 2007.

[8]

Cost for federal income tax purposes is $359,944,367. The net unrealized appreciation on a tax basis is $17,166,834, consisting of $18,226,609 gross unrealized appreciation and $1,059,775 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
PSF	— Public School Fund Guaranteed
RB	— Revenue Bond
SA	— Special Assessment
ST	— Special Tax
TA	— Tax Allocation

Item 2 –  Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2007